Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Voyage revenues (note 12)	$ 397,991	$ 402,928	$ 399,276
Voyage expenses	(1,146)	(3,321)	(2,857)
Vessel operating expenses (note 12)	(94,101)	(95,808)	(99,949)
Depreciation and amortization	(92,253)	(94,127)	(97,884)
General and administrative expenses (notes 12 and 17)	(25,118)	(23,860)	(20,444)
Restructuring charge (note 18)	(4,001)	(1,989)	(1,786)
Income from vessel operations	181,372	183,823	176,356
Equity income (note 6)	84,171	115,478	123,282
Interest expense (notes 5 and 10)	(43,259)	(60,414)	(55,703)
Interest income	2,501	3,052	2,972
Realized and unrealized loss on derivative instruments (note 13)	(20,022)	(44,682)	(14,000)
Foreign currency exchange gain (loss) (notes 10 and 13)	13,943	28,401	(15,832)
Other income	1,526	836	1,396
Net income before income tax expense	220,232	226,494	218,471
Income tax expense (note 11)	(2,722)	(7,567)	(5,156)
Net income	217,510	218,927	213,315
Non-controlling interest in net income	16,627	13,489	12,073
General Partner's interest in net income	26,276	31,187	25,365
Limited partners' interest in net income	$ 174,607	$ 174,251	$ 175,877
Limited partners' interest in net income per common unit:
• Basic	$ 2.21	$ 2.30	$ 2.48
• Diluted	$ 2.21	$ 2.30	$ 2.48
Weighted-average number of common units outstanding:
• Basic	78,896,767	75,664,435	70,965,496
• Diluted	78,961,102	75,702,886	70,996,869
Cash distributions declared per common unit	$ 2.8000	$ 2.7672	$ 2.7000